CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 139,101	$ 298,068
Short-term investments	2,217	8,490
Restricted cash (note 14)	28,723	25,450
Trade receivables (notes 1 and 4)	67,300	67,750
Inventories:
Ore stockpiles	39,941	52,342
Concentrates and dore bars	58,543	69,695
Supplies	253,160	222,630
Income taxes recoverable (note 9)	18,682	19,313
Available-for-sale securities (notes 2(b) and 4)	74,581	44,719
Fair value of derivative financial instruments (notes 4 and 15)	5,590	2,112
Other current assets (note 2(a))	116,993	92,977
Total current assets	804,831	903,546
Other assets (note 2(c))	66,394	55,838
Goodwill (notes 10 and 19)	39,017	229,279
Property, plant and mine development (note 3)	4,049,117	4,067,456
TOTAL ASSETS	4,959,359	5,256,119
Current
Accounts payable and accrued liabilities (note 11)	173,374	185,329
Reclamation provision (note 6(a))	3,452	16,816
Dividends payable		37,905
Interest payable (note 5)	13,803	13,602
Income taxes payable (note 9)	7,523	10,061
Capital lease obligations (note 13(a))	12,035	12,955
Fair value of derivative financial instruments (notes 4 and 15)	467	277
Total current liabilities	210,654	276,945
Long-term debt (note 5)	1,000,000	830,000
Reclamation provision and other liabilities (note 6)	178,236	127,735
Deferred income and mining tax liabilities (note 9)	593,320	611,227
SHAREHOLDERS' EQUITY
Common shares (notes 7(a), 7(b) and 7(c)): Outstanding - 174,181,163 common shares issued, less 227,188 shares held in trust	3,294,007	3,241,922
Stock options (note 8(a))	174,470	148,032
Warrants (note 7(b))		24,858
Contributed surplus	37,254	15,665
Retained earnings (deficit)	(513,441)	7,046
Accumulated other comprehensive loss (note 7(d))	(15,141)	(27,311)
Total shareholders' equity	2,977,149	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,959,359	$ 5,256,119